Summary of Significant Accounting Policies (Lessor Maturity Schedule) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Accounting Policies [Abstract]
2021	$ 94,144
2022	87,762
2023	75,205
2024	68,210
2025	58,757
Thereafter	165,642
Total	$ 549,720